Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other payables [abstract]
Trade and Other Payables (Table)

	December 31, 2022	December 31, 2021
Trade payables	$19,125	$19,060
Accrued expenses	7,448	6,705
Accrued interest expense	23,179	23,277
Tax payable	7,651	9,032
Other payable	480	753
Professional fees payable	971	1,893
Related Parties (Note 21)	1,319	384
Deferred lease revenue	1,171	1,221
Total	$61,344	$62,325